Major Non-Cash Transactions - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Major Non-Cash Transactions [Line Items]
Right-of-use assets	$ 927	$ 425
Lease liabilities	966	425
Treasury shares	0	0	$ 68	$ 1,647
Non Cash Transaction [Member]
Disclosure of Major Non-Cash Transactions [Line Items]
Right-of-use assets	900	0	500
Non Cash Transaction [Member] | Treasury Shares [Member]
Disclosure of Major Non-Cash Transactions [Line Items]
Treasury shares	$ 0	$ 68	$ 1,579